Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Loss(Parenthetical)		6 Months Ended
	Feb. 25, 2022	Jun. 30, 2022
Unaudited Condensed Consolidated Statements of Income (Loss) and Comprehensive Loss
Stock split ratio	0.1	0.1